UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

April 30, 2017

ALSF-QTLY-0617
1.805758.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.7%
Auto Components - 2.1%
Delphi Automotive PLC	204,700	$16,458
Tenneco, Inc.	630,300	39,728
		56,186
Automobiles - 2.0%
General Motors Co.	1,344,163	46,562
General Motors Co. warrants 7/10/19 (a)	395,121	6,729
		53,291
Hotels, Restaurants & Leisure - 5.6%
Eldorado Resorts, Inc. (a)(b)	1,042,000	19,928
Extended Stay America, Inc. unit	1,372,100	23,929
International Game Technology PLC	607,200	13,480
Melco Crown Entertainment Ltd. sponsored ADR	2,087,900	45,829
Red Rock Resorts, Inc. (c)	4,632	108
U.S. Foods Holding Corp.	1,564,200	44,110
		147,384
Household Durables - 4.6%
CalAtlantic Group, Inc.	299,500	10,848
Lennar Corp. Class A	576,600	29,118
Newell Brands, Inc.	1,497,553	71,493
Whirlpool Corp.	53,100	9,860
		121,319
Internet & Direct Marketing Retail - 0.4%
Liberty Interactive Corp. QVC Group Series A (a)	547,200	11,590
Media - 7.4%
AMC Networks, Inc. Class A (a)	279,400	16,675
Charter Communications, Inc. Class A (a)	87,300	30,132
Cinemark Holdings, Inc.	828,655	35,798
Comcast Corp. Class A	1,034,432	40,539
DISH Network Corp. Class A (a)	289,200	18,636
Gray Television, Inc. (a)	1,383,763	20,272
Nexstar Broadcasting Group, Inc. Class A	329,302	22,722
Sinclair Broadcast Group, Inc. Class A	328,300	12,951
		197,725
Specialty Retail - 0.6%
AutoZone, Inc. (a)	14,400	9,968
L Brands, Inc.	95,194	5,027
		14,995

TOTAL CONSUMER DISCRETIONARY		602,490

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 0.1%
Kroger Co.	107,040	3,174
Food Products - 1.3%
Darling International, Inc. (a)	2,230,067	33,741
Household Products - 1.6%
Spectrum Brands Holdings, Inc. (b)	300,500	43,191

TOTAL CONSUMER STAPLES		80,106

ENERGY - 8.2%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	614,900	36,507
Halliburton Co.	892,307	40,939
SAExploration Holdings, Inc. (c)	369,702	2,033
		79,479
Oil, Gas & Consumable Fuels - 5.2%
Cheniere Energy, Inc. (a)	633,800	28,743
Continental Resources, Inc. (a)	455,091	19,300
Extraction Oil & Gas, Inc.	469,422	7,346
Pioneer Natural Resources Co.	115,100	19,911
QEP Resources, Inc. (a)	795,900	9,400
Rice Energy, Inc. (a)	653,800	13,919
SM Energy Co.	608,600	13,748
Southwestern Energy Co. (a)	2,159,200	16,216
Whiting Petroleum Corp. (a)	1,326,818	11,013
		139,596

TOTAL ENERGY		219,075

FINANCIALS - 10.0%
Banks - 10.0%
Bank of America Corp.	2,338,001	54,569
CIT Group, Inc.	1,128,590	52,265
Citigroup, Inc.	317,253	18,756
Huntington Bancshares, Inc.	3,144,220	40,435
Regions Financial Corp.	2,636,720	36,255
SunTrust Banks, Inc.	482,300	27,399
Wells Fargo & Co.	652,300	35,120
		264,799
HEALTH CARE - 9.5%
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	2,489,944	65,685
Zimmer Biomet Holdings, Inc.	66,900	8,005
		73,690
Health Care Providers & Services - 2.6%
HCA Holdings, Inc. (a)	526,821	44,364
Tenet Healthcare Corp. (a)(b)	1,596,763	25,021
		69,385
Life Sciences Tools & Services - 0.6%
PRA Health Sciences, Inc. (a)	254,200	16,259
Pharmaceuticals - 3.5%
Allergan PLC	237,300	57,868
Jazz Pharmaceuticals PLC (a)	161,100	25,660
Teva Pharmaceutical Industries Ltd. sponsored ADR	327,600	10,346
		93,874

TOTAL HEALTH CARE		253,208

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.5%
Huntington Ingalls Industries, Inc.	196,360	39,447
Airlines - 3.3%
American Airlines Group, Inc.	791,900	33,751
Delta Air Lines, Inc.	1,188,720	54,015
		87,766
Building Products - 0.6%
Allegion PLC	201,992	15,885
Commercial Services & Supplies - 0.7%
Deluxe Corp.	77,919	5,603
KAR Auction Services, Inc.	308,900	13,474
		19,077
Construction & Engineering - 0.0%
Keane Group, Inc. (b)	31,300	433
Machinery - 3.2%
Allison Transmission Holdings, Inc.	678,900	26,260
Caterpillar, Inc.	148,000	15,134
Ingersoll-Rand PLC	475,277	42,181
		83,575
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	662	8
Trading Companies & Distributors - 3.9%
AerCap Holdings NV (a)	776,700	35,736
HD Supply Holdings, Inc. (a)	801,700	32,309
MSC Industrial Direct Co., Inc. Class A	230,400	20,628
United Rentals, Inc. (a)	133,600	14,651
		103,324

TOTAL INDUSTRIALS		349,515

INFORMATION TECHNOLOGY - 16.8%
Electronic Equipment & Components - 3.2%
Belden, Inc.	455,836	31,772
CDW Corp.	564,700	33,368
Dell Technologies, Inc. (a)	314,871	21,131
		86,271
Internet Software & Services - 5.5%
Alphabet, Inc. Class C (a)	98,700	89,413
Facebook, Inc. Class A (a)	290,100	43,588
VeriSign, Inc. (a)(b)	133,800	11,897
		144,898
IT Services - 0.1%
Presidio, Inc.	206,100	3,040
Semiconductors & Semiconductor Equipment - 7.4%
Broadcom Ltd.	272,300	60,127
Micron Technology, Inc. (a)	383,355	10,607
NXP Semiconductors NV (a)	514,305	54,388
ON Semiconductor Corp. (a)	972,100	13,784
Qorvo, Inc. (a)	697,400	47,444
Skyworks Solutions, Inc.	102,900	10,263
		196,613
Software - 0.6%
Nuance Communications, Inc. (a)	827,500	14,804

TOTAL INFORMATION TECHNOLOGY		445,626

MATERIALS - 9.5%
Chemicals - 4.6%
Ingevity Corp.	364,950	23,076
LyondellBasell Industries NV Class A	535,990	45,431
Phosphate Holdings, Inc. (a)	192,500	2
Platform Specialty Products Corp. (a)	1,587,003	22,488
The Chemours Co. LLC	391,100	15,757
The Mosaic Co.	528,100	14,222
		120,976
Containers & Packaging - 3.2%
Ball Corp.	380,700	29,272
Graphic Packaging Holding Co.	2,104,700	28,582
Sealed Air Corp.	289,466	12,742
WestRock Co.	288,995	15,479
		86,075
Metals & Mining - 1.1%
Alcoa Corp.	291,600	9,836
Freeport-McMoRan, Inc. (a)	1,411,600	17,998
Ormet Corp. (a)	150,000	0
		27,834
Paper & Forest Products - 0.6%
Kapstone Paper & Packaging Corp.	294,600	6,213
Neenah Paper, Inc.	139,295	10,914
		17,127

TOTAL MATERIALS		252,012

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Gaming & Leisure Properties	581,126	20,223
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	327,700	22,044
UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	1,404,100	14,322
Dynegy, Inc. (a)	330,162	2,120
The AES Corp.	696,300	7,875
		24,317
TOTAL COMMON STOCKS
(Cost $1,858,903)		2,533,415
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 1.7%
CONSUMER DISCRETIONARY - 1.2%
Media - 1.2%
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (c)(d)	30,000	30,225
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (c)(d)	2,695	2,318
		32,543
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
EIG Investors Corp. 10.875% 2/1/24	5,055	5,384
MATERIALS - 0.3%
Metals & Mining - 0.3%
Murray Energy Corp. 11.25% 4/15/21 (c)	8,510	6,383
TOTAL NONCONVERTIBLE BONDS
(Cost $42,536)		44,310

Preferred Securities - 0.5%
FINANCIALS - 0.5%
Banks - 0.5%
Royal Bank of Scotland Group PLC 8.625%(d)(e)
(Cost $13,112)	13,300	14,457
	Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.85% (f)	63,896,926	63,910
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)	50,250,095	50,255
TOTAL MONEY MARKET FUNDS
(Cost $114,159)		114,165
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $2,028,710)		2,706,347
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(50,707)
NET ASSETS - 100%		$2,655,640

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,067,000 or 1.5% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$304
Fidelity Securities Lending Cash Central Fund	110
Total	$414

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$602,490	$602,490	$--	$--
Consumer Staples	80,106	80,106	--	--
Energy	219,075	219,075	--	--
Financials	264,799	264,799	--	--
Health Care	253,208	253,208	--	--
Industrials	349,515	349,515	--	--
Information Technology	445,626	445,626	--	--
Materials	252,012	252,010	--	2
Real Estate	20,223	20,223	--	--
Telecommunication Services	22,044	22,044	--	--
Utilities	24,317	24,317	--	--
Corporate Bonds	44,310	--	44,310	--
Preferred Securities	14,457	--	14,457	--
Money Market Funds	114,165	114,165	--	--
Total Investments in Securities:	$2,706,347	$2,647,578	$58,767	$2

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $2,028,454,000. Net unrealized appreciation aggregated $677,893,000, of which $795,103,000 related to appreciated investment securities and $117,210,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017